UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03165
Active Assets Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2012
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Government Securities Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE

	Repurchase Agreements (89.2%)
$5,000	Barclays Capital, Inc., (dated 09/30/11; proceeds $5,000,049; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.12% - 3.89% due 01/01/37 - 08/01/39; valued at $5,150,000)	0.05%	10/07/11	$5,000,000
10,000	Barclays Capital, Inc., (dated 09/28/11; proceeds $10,000,136; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.89% - 6.18% due 09/01/37 - 08/01/39; valued at $10,300,000)	0.07	10/05/11	10,000,000
6,971	BNP Paribas Securities Corp., (dated 09/30/11; proceeds $6,971,070; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 06/01/24; Federal National Mortgage Association 4.50% due 05/01/39; valued at $7,180,130)	0.12	10/03/11	6,971,000
48,000	Credit Agricole Securites USA, (dated 09/30/11; proceeds $48,000,200; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.63% due 04/30/16; valued at $48,990,053)	0.05	10/03/11	48,000,000
10,000	Deutsche Bank Securities, Inc., (dated 09/28/11; proceeds $10,000,175; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 5.50% - 6.50% due 10/01/34 - 12/01/36; valued at $10,303,417)	0.09	10/05/11	10,000,000
10,000	Deutsche Bank Securities, Inc., (dated 09/27/11; proceeds $10,000,194; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.00% due 01/01/26; valued at $10,331,370)	0.10	10/04/11	10,000,000
15,000	Goldman Sachs & Co., (dated 09/26/11; proceeds $15,000,350 fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 7.00% due 04/15/19 - 11/15/40; valued at $15,450,000)	0.12	10/03/11	15,000,000
15,000	ING Financial Markets LLC, (dated 09/30/11; proceeds $15,000,125; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.01% - 5.03% due 11/01/15 - 08/01/41; valued at $15,502,194)	0.10	10/03/11	15,000,000
26,000	TD Securities USA LLC, (dated 09/30/11; proceeds $26,000,108)(a)	0.05	10/03/11	26,000,000
25,000	Wells Fargo Securities LLC, (dated 09/30/11; proceeds $25,000,229; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 09/01/41; valued at $25,787,678)	0.11	10/03/11	25,000,000

	Total Repurchase Agreements (Cost $170,971,000)			170,971,000

				DEMAND
				DATE(b)
	U.S. Agency Securities (9.2%)
	Federal Farm Credit Bank
1,000		0.12	(c)	10/03/11	04/11/12	999,946
1,000		0.22	(c)	12/25/11	06/25/12	999,153
1,000		0.39	(c)	12/19/11	03/19/12	1,000,378

Active Assets Government Securities Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) Continued

				DEMAND
				DATE(b)
	Federal Home Loan Bank
$2,000		0.19	(c)%	10/25/11	10/25/12	$1,999,568
1,500		0.22	(c)	10/13/11	10/13/11	1,500,018
1,500		0.30		—	11/16/11	1,500,031
1,000		0.30	(c)	12/15/11	12/15/11	1,000,000
2,750		1.00		—	12/28/11	2,754,987
	Federal Home Loan Mortgage Corporation
3,000		0.10		—	10/12/11	2,999,908
1,000		0.18	(c)	10/21/11	12/21/11	999,888
1,000		0.19	(c)	10/29/11	12/29/11	999,877
1,000		0.24	(c)	10/26/11	10/26/11	999,973

	Total U.S. Agency Securities (Cost $17,753,727)					17,753,727

	U.S. Treasury Securities (1.6%)
	U.S. Treasury Notes
1,500		1.13			12/15/11	1,502,451
1,500		4.63			12/31/11	1,516,356

	Total U.S. Treasury Securities (Cost $3,018,807)					3,018,807

	Total Investments (Cost $191,743,534) (d)			100.0%		191,743,534
	Liabilities in Excess of Other Assets			0.0 (e)		(55,329)

	Net Assets			100.0%		$191,688,205

(a)	Trade did not settle on September 30, 2011, therefore collateral was not received by the Trust.

(b)	Date of next interest rate reset.

(c)	Rate shown is the rate in effect at September 30, 2011.

(d)	Cost is the same for federal income tax purposes.

(e)	Amount is less than 0.05%.

Active Assets Government Securities Trust
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Repurchase Agreements	$170,971,000	—	$170,971,000	—
U.S. Agency Securities	17,753,727	—	17,753,727	—
U.S. Treasury Securities	3,018,807	—	3,018,807	—

Total Assets	$191,743,534	—	$191,743,534	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011